RELATED PARTY TRANSACTIONS (Details 3) (USD $)	0 Months Ended
Apr. 02, 2012
Mr. Evans
RELATED PARTY TRANSACTIONS
Percentage of ownership	4.00%
Mr. Evans | Eureka Hunter Holdings, LLC | Class A Common Units
RELATED PARTY TRANSACTIONS
Common units acquired (in shares)	27,641
Purchase price of common units acquired	$ 553,000
Trans Tex Gas Services | Eureka Hunter Holdings, LLC
RELATED PARTY TRANSACTIONS
Common units acquired (in shares)	622,641
Cash	46,047,000
Trans Tex Gas Services | Eureka Hunter Holdings, LLC | Class A Common Units
RELATED PARTY TRANSACTIONS
Common units acquired (in shares)	622,641
Cash	$ 46,000,000